Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Research and development [Member]
Schedule of Operating Expenses [Line Items]
Payroll expenses	$ 2,969,663	$ 994,087
Clinical study expenses	3,322,251	597,439
Amortization of intangibles	342,075
Travel expenses	140,839	29,795
Lab consumables	73,238	13,096
Lab overhead and other expenses	743,102	68,074
Research and development total	7,591,168	1,702,491
Sales and marketing [Member]
Schedule of Operating Expenses [Line Items]
Payroll expenses	1,021,828	248,263
Consulting services	1,630,346	198,372
Product and brand advertising	2,478,919	2,924,084
Other expenses	76,702	23,139
Sales and marketing total	5,207,795	3,393,858
General and administrative [Member]
Schedule of Operating Expenses [Line Items]
Payroll expenses	1,560,706	1,531,427
Stock option expense	2,432,948	7,479,767
Depreciation and amortization	395,087
Travel expenses	87,947	189,130
Consulting services	1,998,633	2,884,688
IT expense	171,560
Training	17,052	6,365
Insurance and taxes	640,530	751,805
Rent and premises	115,124	129,203
Other expenses	210,659	132,181
General and administrative total	$ 7,630,246	$ 13,104,566